Business combinations (Details) £ in Thousands, $ in Thousands								1 Months Ended	12 Months Ended
	Feb. 09, 2017 USD ($)	Jan. 31, 2017 USD ($) item	Sep. 13, 2016 USD ($)	Sep. 13, 2016 GBP (£)	Jul. 15, 2016 USD ($)	Feb. 23, 2016 USD ($)	Feb. 23, 2016 GBP (£)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2018 USD ($)	Sep. 13, 2016 GBP (£)
Business combinations
Impairment loss									$ (5,287)	$ 0	$ 0
Amortization of Intangible assets identified in business combinations									34,847	23,814	16,834
Estimated cost of acquisition
Gain on revaluation of purchase consideration									10,031	2,511	(1,166)
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Goodwill								$ 76,918	76,918	30,285	$ 29,620
Insys Group Inc.
Business combinations
Revenue									55,524
Net (Loss)/income									(2,848)
Impairment loss									(5,287)
Amortization of Intangible assets identified in business combinations									2,288
Estimated cost of acquisition
Payment for business acquired					$ 37,896
Minimum guaranteed earn-out amount								2,574
Fair value of contingent consideration									7,854
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Cash and cash equivalents					2,301
Trade accounts receivable					15,517
Other current assets					352
Property and equipment, net					230
Goodwill					17,685
Total assets					70,405
Accounts payable					(7,156)
Deferred revenue					(508)
Line of credit					(6,380)
Total liabilities					(14,044)
Total net assets acquired					56,361
Total purchase consideration					56,361
Insys Group Inc. | Contract-based customer relationships
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets					$ 34,320
Amortization period of identified intangible					10 years
Insys Group Inc. | Cash consideration contingent on certain revenue and EBITDA targets
Estimated cost of acquisition
Maximum potential contingent consideration								13,000	13,000	2,500
Insys Group Inc. | Cash consideration contingent on certain revenue and EBITDA targets | Forecast
Estimated cost of acquisition
Maximum potential contingent consideration												$ 18,000
Pelagicore
Business combinations
Revenue									5,729
Net (Loss)/income									(1,664)
Amortization of Intangible assets identified in business combinations									1,244
Estimated cost of acquisition
Payment for business acquired			$ 18,898	£ 16,862
Fair value of contingent consideration									5,368
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Cash and cash equivalents			128
Trade accounts receivable			1,886
Other current assets			564
Property and equipment, net			109
Goodwill			4,734
Total assets			27,489
Accounts payable			(2,114)
Taxes payable			(124)
Deferred Tax Liability, non-current			(341)
Other current liabilities			(472)
Total liabilities			(3,051)
Total net assets acquired			24,438
Total purchase consideration			24,438
Pelagicore | Maximum
Estimated cost of acquisition
Contingent consideration			5,540										£ 5,000
Pelagicore | Trademark/Brand
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets			843
Pelagicore | IP rights
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets			$ 19,225
Amortization period of identified intangible			8 years	8 years
IntroPro
Business combinations
Revenue									4,951
Net (Loss)/income									(634)
Amortization of Intangible assets identified in business combinations									624
Pro-forma information:
Number of companies acquired | item		3
Estimated cost of acquisition
Payment for business acquired		$ 28,254
Amount placed in Escrow		5,000
Fair value of contingent consideration									24,352
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Cash and cash equivalents		87
Trade accounts receivable		1,488
Other current assets		126
Property and equipment, net		118
Goodwill		24,456
Total assets		63,695
Accounts payable		(1,293)
Line of credit		(118)
Deferred Tax Liability, non-current		(14,968)
Other current liabilities		(104)
Total liabilities		(16,483)
Total net assets acquired		47,212
Total purchase consideration		$ 47,212
IntroPro | Maximum
Estimated cost of acquisition
Escrow account, Period of deposit		3 years
IntroPro | Contract-based customer relationships
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets		$ 37,420
Amortization period of identified intangible		10 years
Insys, Pelagicore and IntroPro
Pro-forma information:
Pro-forma revenue									812,605	752,672
Pro-form net income									63,210	$ 72,669
SME - Science Management and Engineering AG
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Other current assets	$ 50
Goodwill	411
Total assets	1,522
Due to related parties	(747)
Taxes payable	(299)
Deferred Tax Liability, non-current	(109)
Other current liabilities	(149)
Total liabilities	(1,304)
Total net assets acquired	218
Total purchase consideration	218
SME - Science Management and Engineering AG | Contract-based customer relationships
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets	$ 1,061
Amortization period of identified intangible	10 years
Symtavision
Estimated cost of acquisition
Payment for business acquired						$ 4,424	£ 3,889
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Cash and cash equivalents						397		397	397
Other current assets						279		279	279
Goodwill						665		12	12
Other non-current assets						52		52	52
Total assets						6,601		5,430	5,430
Deferred Tax Liability, non-current						(1,663)		(492)	(492)
Other current liabilities						(514)		(514)	(514)
Total liabilities						(2,177)		(1,006)	(1,006)
Total net assets acquired						4,424		4,424	4,424
Total purchase consideration						4,424			4,424
Symtavision | Trademark/Brand
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets						237		214	214
Symtavision | IP rights
Assets and liabilities reflecting the purchase price allocation to the net assets acquired
Intangible assets						$ 4,971		$ 4,476	$ 4,476
Amortization period of identified intangible									8 years